Average Annual Total Returns - VIPStockSelectorAllCap-InitialServiceService2PRO - VIPStockSelectorAllCap-InitialServiceService2PRO - VIP Stock Selector All Cap Portfolio	Apr. 29, 2023
VIP Stock Selector All Cap Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(19.42%)
Since Inception	(15.33%)	[1]
VIP Stock Selector All Cap Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(19.51%)
Since Inception	(15.42%)	[2]
VIP Stock Selector All Cap Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(19.63%)
Since Inception	(15.55%)	[3]
MS185
Average Annual Return:
Past 1 year	(19.24%)
Since Inception	(14.02%)

[1]	A From October 21, 2021
[2]	B From October 21, 2021
[3]	C From October 21, 2021